STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Appropriation of after tax income to statutory surplus reserve per annum	10.00%
Reserve level threshold for mandatory transfer percentage	50.00%
Minimum appropriation of after tax income to development fund for profit of private schools	10.00%
Minimum appropriation of annual increase of net assets to development fund for non-profit private schools	10.00%
Appropriations to statutory surplus reserve	$ 40,489	$ 1,721
Appropriations to development fund		36,852
Reverse appropriation to development fund	7,412
Paid-in capital of Company's PRC subsidiaries, VIEs and VIEs' subsidiaries	789,132	669,242
Statutory reserve of Company's PRC subsidiaries, VIEs and VIEs' subsidiaries	154,362	121,285
Total of restricted net assets of Company's PRC subsidiaries, VIEs and VIEs' subsidiaries	$ 943,494	$ 790,527